Investment in associated companies (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 66	$ 90
Sonadrill
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	66	80
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 0	$ 10